BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Reclassifications to enhance transparency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT
Loans, financing and debentures	R$ 12,809,872	R$ 10,890,873
RGR Returns	492,276	439,974
Total current liabilities		11,330,847
NON-CURRENT
Loans, financing and debentures	62,810,702	48,569,496
RGR Returns	R$ 439,974	879,947
Total Noncurrent liabilities		49,449,443
As reported
CURRENT
Loans, financing and debentures		11,330,847
Total current liabilities		11,330,847
NON-CURRENT
Loans, financing and debentures		49,449,443
Total Noncurrent liabilities		49,449,443
Reclassification
CURRENT
Loans, financing and debentures		(439,974)
RGR Returns		439,974
NON-CURRENT
Loans, financing and debentures		(879,947)
RGR Returns		R$ 879,947